CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021 [1]	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		$ 106,863	$ 98,169	$ 86,040
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		25,839
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		1,390
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	[2]	36,191	31,996
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		14,417	24,807
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue		40,152	28,726
Europe, the Middle East and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	[3]	$ 16,103	$ 12,640

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.
[2]	Revenues attributed to Peru in the six months ended June 30, 2022 amounted to $ 25,839.
[3]	Revenues attributed to Israel in the six months ended June 30, 2022 amounted to $ 1,390.